Employee retirement, postretirement and postemployment benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Components of Net Periodic Benefit (Income) Cost

The components of net periodic benefit (income) cost for the company’s retirement and post retirement plans for the three months ended March 31, 2012 and 2011 are presented below.

	Three months ended March 31,
In millions	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Service cost - benefits earned during the period	$12	$11	$1	$1
Interest cost on projected benefit obligation	33	36	1	1
Expected return on plan assets	(73)	(71)	0	0
Amortization of prior service income	0	0	(1)	(1)
Amortization of net actuarial loss	13	4	0	0
Curtailment gain	0	(3)	0	0

Net periodic benefit (income) cost	$(15)	$(23)	$1	$1

Net periodic benefit (income) cost – continuing operations	$(16)	$(21)	$1	$1

Schedule of Changes In Accumulated Postemployment Benefit Obligations

The following table also sets forth the funded status of the plans and amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010, based on a measurement date of December 31 for each period.

Obligations, assets and funded status

	Qualified U.S. Retirement Plans		Nonqualified U.S. and Non - U.S. Retirement Plans		Postretirement Benefits
	Years ended December 31,		Years ended December 31,		Years ended December 31,
In millions	2011	2010	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$2,637	$2,460	$181	$176	$102	$105
Service cost	37	41	5	4	6	3
Interest cost	134	134	11	11	13	6
Net actuarial losses	356	152	44	7	14	1
Plan amendments	0	7	0	0	0	1
Foreign currency exchange rate changes	0	0	(2)	(4)	0	0
Employee contributions	0	0	0	0	10	11
Termination benefit costs	2	7	0	0	0	0
Curtailments	(1)	(1)	0	(1)	0	(2)
Settlements	0	0	(36)	0	0	0
Benefits paid (including termination benefits)	(161)	(163)	(10)	(12)	(23)	(23)

Benefit obligation at end of year	$3,004	$2,637	$193	$181	$122	$102

Change in plan assets:
Fair value of plan assets at beginning of year	$3,678	$3,398	$55	$44	$0	$0
Actual return on plan assets	450	443	8	4	0	0
Company contributions	0	0	13	19	13	12
Foreign currency exchange rate changes	0	0	0	0	0	0
Employee contributions	0	0	0	0	10	11
Settlements	0	0	(36)	0	0	0
Benefits paid (including termination benefits)	(161)	(163)	(10)	(12)	(23)	(23)

Fair value of plan assets at end of year	$3,967	$3,678	$30	$55	$0	$0

Over (under) funded status at end of year	$963	$1,041	$(163)	$(126)	$(122)	$(102)

Amounts recognized in the balance sheet consist of:
Noncurrent assets – prepaid asset	$963	$1,041	$6	$11	$0	$0
Current liabilities	0	0	(10)	(4)	(11)	(12)
Noncurrent liabilities	0	0	(159)	(133)	(111)	(90)

Total net asset (liability)	$963	$1,041	$(163)	$(126)	$(122)	$(102)

Amounts recognized in accumulated other comprehensive loss (pre-tax) consist of:

Net actuarial loss (gain)	$450	$275	$61	$38	$(3)	$(18)
Prior service (benefit) cost	(5)	(1)	(3)	(4)	(23)	(25)

Total loss (gain) recognized in accumulated other comprehensive loss	$445	$274	$58	$34	$(26)	$(43)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31:

In millions	2011	2010
Projected benefit obligation	$191	$160
Accumulated benefit obligation	176	147
Fair value of plan assets	30	20

Schedule of Assumptions Used

The weighted average assumptions used to determine net periodic pension income and net postretirement benefits (income) cost for the years presented:

	Years ended December 31,
	2011	2010	2009
Retirement benefits:
Discount rate	5.25%	5.50%	6.25%
Rate of compensation increase	3.49%	3.98%	3.98%
Expected return on plan assets	7.96%	7.98%	7.98%

Postretirement benefits:
Discount rate	4.87%	5.75%	6.26%
Healthcare cost increase	7.51%	7.76%	7.99%
Prescription drug cost increase	8.00%	8.99%	9.47%

Schedule of Allocation of Plan Assets

The MeadWestvaco U.S. retirement plan asset allocation at December 31, 2011 and 2010, long-term target allocation, and expected long-term rate of return by asset category are as follows:

	Target allocation	Percentage of plan assets at December 31,		Weighted average expected long-term rate of return
Asset category:		2011	2010	2011
Equity securities	31%	28%	35%	10.8%
Debt securities	61%	66%	60%	6.1%
Real estate and private equity	8%	6%	5%	12.5%

Total	100%	100%	100%

Schedule of Estimated Future Benefit Payments

The table below presents estimated future benefit payments, substantially all of which are expected to be funded from plan assets.

In millions	Retirement benefits	Postretirement benefits before Medicare Part D subsidy	Medicare Part D subsidy
2012	$197	$11	$1
2013	196	11	1
2014	197	10	1
2015	199	10	1
2016	202	10	1
2017 – 2021	1,024	49	2

Defined Benefit Plan Benefit Obligations
Schedule of Assumptions Used

The weighted average assumptions used to determine the company’s benefit obligations at December 31:

	2011	2010
Retirement benefits:
Discount rate	4.27%	5.25%
Rate of compensation increase	2.51%	3.49%

Postretirement benefits:
Discount rate	4.64%	4.87%
Healthcare cost increase	7.57%	7.51%
Prescription drug cost increase	8.01%	8.00%

Pension Benefits
Components of Net Periodic Benefit (Income) Cost

The components of net periodic benefit (income) cost for the company’s retirement plans for the years ended December 31, 2011, 2010 and 2009 are presented below.

	Years ended December 31,
In millions	2011	2010	2009
Service cost-benefits earned during the period	$42	$45	$46
Interest cost on projected benefit obligation	145	145	155
Expected return on plan assets	(285)	(274)	(268)
Amortization of prior service cost	1	2	2
Amortization of net actuarial loss	15	10	2

Pension income before settlements, curtailments and termination benefits	(82)	(72)	(63)
Curtailments[1]	0	4	(6)
Settlements[2]	10	0	0
Termination benefits	2	1	1

Net periodic pension (income) cost	$(70)	$(67)	$(68)

Net periodic benefit (income) cost – continuing operations	$(82)	$(83)	$(77)

[1]

For the year ended December 31, 2011, the company recorded within discontinued operations a curtailment gain pursuant to the 2011 sale of the company’s Envelope Products business and recorded within discontinued operations a curtailment loss pursuant to the spin-off of the C&OP business. For the years ended December 31, 2010 and 2009, the company recorded within income from continuing operations a curtailment loss and gain, respectively as a result of restructuring activities.

[2]	For the year ended December 31, 2011, the company recorded within discontinued operations a settlement pursuant to the 2010 sale of the company’s Media and Entertainment Packaging business.

Schedule of Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

The pre-tax components of other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):

	2011	2010
Net actuarial loss (gain)	$223	$(17)
Amortization of net actuarial loss	(15)	(10)
Prior service cost (benefit)	0	2
Amortization of prior service cost	(1)	(2)
Curtailments	(2)	(6)
Settlements	(10)	0

Total pre-tax loss (gain) recognized in other comprehensive income (loss)	$195	$(33)

Total pre-tax loss (gain) recognized in net periodic pension income and other comprehensive income (loss)	$125	$(100)

Postretirement Benefits
Components of Net Periodic Benefit (Income) Cost

The components of net postretirement benefits cost (income) for the years ended December 31, 2011, 2010 and 2009 are presented below.

	Years ended December 31,
In millions	2011	2010	2009
Service cost-benefits earned during the period	$6	$3	$3
Interest cost	13	6	7
Net amortization	(3)	(4)	2
Curtailments[1]	0	(8)	0

Net periodic postretirement benefits cost (income)	$16	$(3)	$12

[1]	For the years ended December 31, 2010, the company recorded within income from continuing operations a curtailment gain as a result of restructuring activities.

Schedule of Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

The pre-tax components of other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):

	2011	2010
Net actuarial loss (gain)	$14	$(3)
Prior service cost (benefit)	0	2
Net amortization	3	4
Curtailments	0	8

Total pre-tax loss (gain) recognized in other comprehensive income (loss)	$17	$11

Total pre-tax loss recognized in net periodic postretirement benefits cost and other comprehensive income (loss):	$33	$8